TAXES (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
TAXES
Income tax rate (%)	25.00%	25.00%
Income tax provision	$ 434,701	$ 485,787
HNTE Income tax rate	15.00%
Reduction in income taxes due to impact of tax holidays and exemptions	$ 155,773	$ 253,599
Benefit of tax holidays on net income per share	$ 0.01	$ 0.01
Xihang
TAXES
HNTE Income tax rate	15.00%
Income tax, HNTE status period	3 years
YSX Network
TAXES
Income tax rate (%)	25.00%
First five years | Xinjiang YSX and its subsidiaries
TAXES
Income tax exemption period	5 years
After five years | Xinjiang YSX
TAXES
Income tax rate (%)	15.00%
After five years | Chuangzhan
TAXES
Income tax rate (%)	15.00%
After five years | Anjielun
TAXES
Income tax rate (%)	10.00%
Minimum | After five years
TAXES
Income tax rate (%)	10.00%
Maximum | After five years
TAXES
Income tax rate (%)	15.00%
Hong Kong
TAXES
Income tax rate (%)	16.50%
Income tax provision	$ 0	$ 0
China
TAXES
Income tax rate (%)	25.00%